1. Corporate information	12 Months Ended
Dec. 31, 2019
Corporate Information
Corporate information
1.	Corporate information

Companhia Brasileira de Distribuição ("Company" or “CBD”), directly or through its subsidiaries (“Group” or “GPA”) is engaged in the retail of food, clothing, home appliances, electronics and other products through its chain of hypermarkets, supermarkets, specialized stores and department stores especially under the trade names "Pão de Açúcar, “Minuto Pão de Açúcar”, "Extra Hiper/Mercado Extra", “Extra Super”, “Minimercado Extra”, “Assai”, and the neighborhood shopping mall brand “Conviva”. The Group’s headquarters are located in the city of São Paulo, State of São Paulo, Brazil.

On November 27, 2019, the Company completed a public offering in Colombia to acquire the shares of Almacenes Éxito SA (“Éxito”) from the public including those owned by Casino Guichard Perrachon (“Casino”), our controlling shareholder. Éxito is a Colombian company that operates the supermarket and hypermarket banners Éxito, Carulla, Super Inter, Surtimax and Surtimayorista in Colombia, the Libertad banner in Argentina and the Disco and Devoto banners in Uruguay. Additionally, Éxito also operates shopping centers in Colombia under the banner Viva. The operations of Éxito and its subsidiaries will be/ considered an international operating segment named as Éxito Group, as disclosed in note 31. Éxito is listed on Colombian Securities Exchange. Further details of the acquisition are disclosed in note 13 of these financial statements.

In June 2019, the Company disposed of all of its interest in Via Varejo S.A. (“Via Varejo”), a controlled subsidiary engaged in retail activities in the electronics and e-commerce segments operating the brands “Ponto Frio” and “Casas Bahia", as well as the e-commerce platforms “CasasBahia.com,” “Extra.com”, “Pontofrio.com” and “Barateiro.com”. Prior to the disposal, Via Varejo was presented as a discontinued operation (see note 12.3).

The Company’s shares are listed in the São Paulo Stock Exchange (“B3”) called Novo Mercado, which requires the highest level of Corporate Governance under, the ticker symbol “PCAR3” and in the New York Stock Exchange (ADR level III), under the ticker symbol “CBD”.

The Company is controlled by Wilkes Participações S.A. (“Wilkes”), and its ultimate parent company is Casino, a French company listed in the Paris Stock Exchange.

1.1.	Allegations of fraud at Via Varejo

In November 2019, Via Varejo’s management disclosed to the market anonymous allegations of fraud related to alleged accounting irregularities at Via Varejo, which had been brought to the attention of Via Varejo’s management at the end of September 2019. Subsequently, in December 2019, Via Varejo informed the market that its preliminary investigation had identified indications of alleged accounting irregularities. On March 25, 2020, Via Varejo disclosed to the market the conclusion of the investigation, which did not result in any material adjustment to be recorded by GPA

1.2.	Company’s trading in “Novo Mercado”

On December 30, 2019, the Company's shareholders at the Extraordinary General Meeting approved the Company’s share to be traded in the Novo Mercado of B3 S.A. - Brasil, Bolsa, Balcão (“B3”), and the conversion of all preferred shares into common shares, in the ratio of one common share for each preferred share. On February 14, 2020, B3 approved the admission of the Company to the special listing segment “Novo Mercado”. On March 2, 2020 the conversion process of preferred shares into common shares was concluded and the Company’s shares started to trade on the Novo Mercado.